Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000126248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R6 Shares)
Average Annual Return, Percent	17.45%	8.52%	10.64%
C000177425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R5 Shares)
Average Annual Return, Percent	17.34%	8.42%	10.53%
C000177424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R4 Shares)
Average Annual Return, Percent	17.16%	8.25%	10.36%
C000177423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R3 Shares)
Average Annual Return, Percent	16.88%	7.99%	10.09%
C000126247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R2 Shares)
Average Annual Return, Percent	16.59%	7.71%	9.81%
C000011783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class L Shares)
Average Annual Return, Percent	17.34%	8.42%	10.53%
C000126246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class I Shares)
Average Annual Return, Percent	17.23%	8.31%	10.39%
C000011786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares)
Average Annual Return, Percent	15.37%	7.50%	9.68%
C000011784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares)
Average Annual Return, Percent	10.81%	6.88%	9.53%
Without Sales Load [Member] | C000011786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.37%	7.50%	9.68%
Without Sales Load [Member] | C000011784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	16.95%	8.04%	10.12%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%	8.23%	10.89%